Quarterly Holdings Report
for
Fidelity® Fundamental Emerging Markets ETF
July 31, 2026
FEM-NPRT3-0926
1.9916396.101
Common Stocks - 98.8%
	Shares	Value ($)
ARGENTINA - 0.6%
Energy - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
YPF SA Class D ADR (b)	6,904	362,736
AUSTRALIA - 0.7%
Materials - 0.7%
Metals & Mining - 0.7%
Anglogold Ashanti Plc (South Africa)	5,401	409,147
BRAZIL - 3.8%
Consumer Discretionary - 0.4%
Specialty Retail - 0.4%
Vibra Energia SA	38,459	273,507
Energy - 1.0%
Oil, Gas & Consumable Fuels - 1.0%
PRIO SA/Brazil (b)	52,819	634,038
Financials - 0.7%
Banks - 0.2%
NU Holdings Ltd/Cayman Islands Class A (b)	11,242	161,098
Capital Markets - 0.5%
Banco BTG Pactual SA unit	26,430	296,149
TOTAL FINANCIALS		457,247
Industrials - 0.4%
Ground Transportation - 0.4%
Localiza Rent a Car SA	35,058	260,109
Localiza Rent a Car SA (PN)	832	5,996
TOTAL INDUSTRIALS		266,105
Materials - 0.1%
Metals & Mining - 0.1%
Vale SA ADR	2,076	31,265
Utilities - 1.2%
Electric Utilities - 0.9%
Axia Energia SA ADR	17,133	179,383
Axia Energia SA ADR (c)	1,576	16,106
Equatorial SA	38,517	293,751
		489,240
Water Utilities - 0.3%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP ADR (c)	34,156	186,150
TOTAL UTILITIES		675,390
TOTAL BRAZIL		2,337,552
CHINA - 24.4%
Communication Services - 5.7%
Entertainment - 0.6%
Netease Inc	13,255	351,218
Interactive Media & Services - 5.1%
Tencent Holdings Ltd	52,106	3,157,295
TOTAL COMMUNICATION SERVICES		3,508,513
Consumer Discretionary - 5.1%
Automobile Components - 0.1%
Zhejiang Yinlun Machinery Co Ltd A Shares (China)	16,100	91,669
Automobiles - 1.3%
BYD Co Ltd H Shares	65,889	791,014
Broadline Retail - 2.1%
Alibaba Group Holding Ltd	88,690	1,323,157
Hotels, Restaurants & Leisure - 0.8%
H World Group Ltd ADR	6,572	280,559
Luckin Coffee Inc ADR (b)	5,360	187,600
		468,159
Household Durables - 0.8%
Haier Smart Home Co Ltd H Shares	173,400	499,699
TOTAL CONSUMER DISCRETIONARY		3,173,698
Consumer Staples - 0.7%
Beverages - 0.7%
Eastroc Beverage Group Co Ltd A Shares (China)	7,200	144,932
Kweichow Moutai Co Ltd A Shares (China)	1,562	312,479
TOTAL CONSUMER STAPLES		457,411
Financials - 4.0%
Banks - 2.3%
Bank of Chengdu Co Ltd A Shares (China)	117,700	322,523
China Construction Bank Corp H Shares	925,954	1,087,427
		1,409,950
Insurance - 1.7%
China Life Insurance Co Ltd H Shares	159,621	594,325
Ping An Insurance Group Co of China Ltd H Shares	65,182	487,468
		1,081,793
TOTAL FINANCIALS		2,491,743
Health Care - 1.9%
Life Sciences Tools & Services - 0.8%
Wuxi Apptec Co Ltd H Shares (d)(e)	24,946	511,173
Pharmaceuticals - 1.1%
Hansoh Pharmaceutical Group Co Ltd (d)(e)	126,648	519,680
Jiangsu Hengrui Pharmaceuticals Co Ltd A Shares (China)	17,700	141,782
		661,462
TOTAL HEALTH CARE		1,172,635
Industrials - 3.9%
Construction & Engineering - 0.0%
L&K Engineering Suzhou Co Ltd A Shares (China)	1,000	22,009
Electrical Equipment - 2.6%
Contemporary Amperex Technology Co Ltd A Shares (China)	21,602	1,264,834
Ningbo Deye Technology Corp A Shares (China)	1,800	21,811
Sieyuan Electric Co Ltd A Shares (China)	13,874	321,630
		1,608,275
Machinery - 1.3%
Airtac International Group	10,895	446,876
Shenzhen Inovance Technology Co Ltd A Shares (China)	33,665	319,432
Weichai Power Co Ltd H Shares	6,348	26,663
		792,971
TOTAL INDUSTRIALS		2,423,255
Information Technology - 0.6%
Electronic Equipment, Instruments & Components - 0.5%
Luxshare Precision Industry Co Ltd A Shares (China)	37,300	317,569
Semiconductors & Semiconductor Equipment - 0.1%
Advanced Micro-Fabrication Equipment Inc China A Shares (China)	1,011	51,514
Software - 0.0%
Z AI Co Ltd H Shares	158	19,895
TOTAL INFORMATION TECHNOLOGY		388,978
Materials - 2.5%
Metals & Mining - 2.5%
Aluminum Corp of China Ltd H Shares	343,051	370,067
JCHX Mining Management Co Ltd A Shares (China)	3,400	37,388
MMG Ltd (b)	366,025	391,583
Zijin Mining Group Co Ltd H Shares	179,792	762,048
TOTAL MATERIALS		1,561,086
TOTAL CHINA		15,177,319
GREECE - 1.7%
Financials - 1.7%
Banks - 1.7%
Eurobank SA	100,325	514,819
National Bank of Greece SA	30,161	559,961

TOTAL GREECE		1,074,780
HUNGARY - 1.5%
Financials - 0.9%
Banks - 0.9%
OTP Bank Nyrt	3,724	551,077
Health Care - 0.6%
Pharmaceuticals - 0.6%
Richter Gedeon Nyrt	10,405	388,057
TOTAL HUNGARY		939,134
INDIA - 8.5%
Communication Services - 0.9%
Wireless Telecommunication Services - 0.9%
Bharti Airtel Ltd	26,616	550,233
Consumer Discretionary - 1.1%
Automobiles - 0.4%
Mahindra & Mahindra Ltd	7,120	253,667
Hotels, Restaurants & Leisure - 0.7%
Eternal Ltd (b)	63,474	201,255
MakeMyTrip Ltd (b)(c)	3,549	202,116
		403,371
TOTAL CONSUMER DISCRETIONARY		657,038
Financials - 3.7%
Banks - 2.9%
HDFC Bank Ltd/Gift City ADR	40,585	971,199
ICICI Bank Ltd ADR	28,121	843,349
		1,814,548
Consumer Finance - 0.8%
Bajaj Finance Ltd	40,505	484,582
TOTAL FINANCIALS		2,299,130
Health Care - 0.4%
Health Care Providers & Services - 0.4%
Max Healthcare Institute Ltd	23,753	273,537
Industrials - 1.7%
Aerospace & Defense - 0.4%
Bharat Electronics Ltd	62,002	252,096
Construction & Engineering - 1.3%
Larsen & Toubro Ltd	19,135	790,134
TOTAL INDUSTRIALS		1,042,230
Materials - 0.3%
Construction Materials - 0.3%
JK Cement Ltd	3,884	221,663
Utilities - 0.4%
Independent Power and Renewable Electricity Producers - 0.4%
NTPC Ltd	68,439	249,140
TOTAL INDIA		5,292,971
INDONESIA - 1.1%
Financials - 1.1%
Banks - 1.1%
Bank Central Asia Tbk PT	1,974,574	694,075
KAZAKHSTAN - 0.1%
Financials - 0.1%
Consumer Finance - 0.1%
Kaspi.KZ JSC ADR	1,101	97,747
KOREA (SOUTH) - 18.5%
Communication Services - 0.3%
Interactive Media & Services - 0.3%
Webtoon Entertainment Inc (b)	20,347	185,565
Consumer Discretionary - 0.2%
Household Durables - 0.2%
Coway Co Ltd	2,180	138,235
Consumer Staples - 0.4%
Personal Care Products - 0.4%
APR Corp/Korea	1,160	257,248
Financials - 0.9%
Banks - 0.9%
KB Financial Group Inc	3,080	359,663
Woori Financial Group Inc	7,906	184,094
TOTAL FINANCIALS		543,757
Health Care - 0.5%
Life Sciences Tools & Services - 0.5%
Samsung Biologics Co Ltd (b)(d)(e)	304	312,856
Industrials - 0.8%
Aerospace & Defense - 0.5%
Korea Aerospace Industries Ltd	3,377	297,923
Industrial Conglomerates - 0.3%
SK Square Co Ltd	295	212,209
TOTAL INDUSTRIALS		510,132
Information Technology - 15.4%
Semiconductors & Semiconductor Equipment - 6.5%
SK Hynix Inc	3,402	4,050,435
Technology Hardware, Storage & Peripherals - 8.9%
Samsung Electronics Co Ltd	30,174	5,489,166
TOTAL INFORMATION TECHNOLOGY		9,539,601
TOTAL KOREA (SOUTH)		11,487,394
MEXICO - 3.1%
Communication Services - 0.9%
Wireless Telecommunication Services - 0.9%
America Movil SAB de CV Series B	443,210	564,776
Consumer Staples - 0.8%
Beverages - 0.3%
Fomento Economico Mexicano SAB de CV ADR	1,646	210,672
Consumer Staples Distribution & Retail - 0.5%
BBB Foods Inc Class A (b)	6,682	276,167
TOTAL CONSUMER STAPLES		486,839
Financials - 0.2%
Banks - 0.2%
Grupo Financiero Banorte SAB de CV	10,090	116,854
Materials - 0.6%
Construction Materials - 0.6%
Cemex SAB de CV unit	309,439	366,442
Real Estate - 0.6%
Industrial REITs - 0.3%
Prologis Property Mexico SA de CV	47,903	215,127
Real Estate Management & Development - 0.3%
Corp Inmobiliaria Vesta SAB de CV	48,573	168,412
TOTAL REAL ESTATE		383,539
TOTAL MEXICO		1,918,450
PERU - 1.5%
Financials - 1.5%
Banks - 1.5%
Credicorp Ltd	2,368	948,573
POLAND - 0.7%
Financials - 0.7%
Banks - 0.7%
Powszechna Kasa Oszczednosci Bank Polski SA	14,829	444,277
SAUDI ARABIA - 2.0%
Financials - 2.0%
Banks - 2.0%
Al Rajhi Bank	47,878	797,436
Saudi National Bank/The	44,014	459,419

TOTAL SAUDI ARABIA		1,256,855
SOUTH AFRICA - 3.7%
Communication Services - 0.2%
Wireless Telecommunication Services - 0.2%
MTN Group Ltd	11,842	146,916
Consumer Discretionary - 1.0%
Broadline Retail - 1.0%
Naspers Ltd Class N	11,483	602,937
Consumer Staples - 0.4%
Consumer Staples Distribution & Retail - 0.4%
Shoprite Holdings Ltd	15,603	271,049
Financials - 1.4%
Banks - 0.6%
Capitec Bank Holdings Ltd	1,238	353,245
Financial Services - 0.8%
FirstRand Ltd	84,872	506,933
TOTAL FINANCIALS		860,178
Materials - 0.7%
Chemicals - 0.3%
Sasol Ltd (b)	15,352	180,530
Metals & Mining - 0.4%
Impala Platinum Holdings Ltd	22,487	244,426
TOTAL MATERIALS		424,956
TOTAL SOUTH AFRICA		2,306,036
TAIWAN - 23.9%
Industrials - 1.0%
Electrical Equipment - 0.8%
Bizlink Holding Inc	7,616	495,097
Machinery - 0.2%
Hiwin Technologies Corp	13,449	126,770
TOTAL INDUSTRIALS		621,867
Information Technology - 22.9%
Electronic Equipment, Instruments & Components - 2.1%
Delta Electronics Inc	15,778	801,013
Elite Material Co Ltd	2,036	299,060
Yageo Corp	14,745	229,135
		1,329,208
Semiconductors & Semiconductor Equipment - 20.8%
ASE Technology Holding Co Ltd ADR (c)	16,855	592,790
eMemory Technology Inc	3,125	239,425
MediaTek Inc	12,182	1,340,608
Taiwan Semiconductor Manufacturing Co Ltd	143,171	10,747,576
		12,920,399
TOTAL INFORMATION TECHNOLOGY		14,249,607
TOTAL TAIWAN		14,871,474
TURKEY - 1.1%
Industrials - 1.1%
Aerospace & Defense - 0.7%
Aselsan Elektronik Sanayi Ve Ticaret AS	54,397	391,790
Electrical Equipment - 0.4%
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	42,457	264,023
TOTAL TURKEY		655,813
UNITED ARAB EMIRATES - 1.5%
Energy - 0.8%
Energy Equipment & Services - 0.8%
ADNOC Drilling Co PJSC	289,284	458,381
Financials - 0.7%
Banks - 0.7%
Abu Dhabi Commercial Bank PJSC	110,892	452,867
TOTAL UNITED ARAB EMIRATES		911,248
UNITED STATES - 0.4%
Health Care - 0.4%
Biotechnology - 0.4%
BeOne Medicines Ltd ADR (b)	711	224,683
TOTAL COMMON STOCKS (Cost $52,107,109)		61,410,264

U.S. Treasury Obligations - 0.1%
	Yield (%) (f)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 10/1/2026 (g)	3.77	20,000	19,880
US Treasury Bills 0% 10/8/2026 (g)	3.74	20,000	19,864
TOTAL U.S. TREASURY OBLIGATIONS (Cost $39,733)			39,744

Money Market Funds - 5.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h)	3.69	2,432,871	2,433,358
Fidelity Securities Lending Cash Central Fund (h)(i)	3.72	906,134	906,225
TOTAL MONEY MARKET FUNDS (Cost $3,339,532)			3,339,583

TOTAL INVESTMENT IN SECURITIES - 104.3% (Cost $55,486,374)	64,789,591
NET OTHER ASSETS (LIABILITIES) - (4.3)%	(2,661,527)
NET ASSETS - 100.0%	62,128,064

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
LONG
ICE MSCI Emerging Markets Index Contracts (United States)	7	9/2026	574,805	9,382

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Security or a portion of the security is on loan at period end.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,343,709 or 2.2% of net assets.

(e)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $1,343,709 or 2.2% of net assets.

(f)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $39,744.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $0.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Cash Central Fund	-	24,109,185	21,675,841	9,973	(37)	51	2,433,358	2,432,871
Fidelity Securities Lending Cash Central Fund	-	966,225	60,000	-	-	-	906,225	906,134
	-	25,075,410	21,735,841	9,973	(37)	51	3,339,583

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.
Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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